Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		$ 714,832		$ 767,255
Realized and unrealized investment gains (losses) included in net income		100,621		(1,662)
Purchases and issuances		737,210		502,615
Settlements and Sales		(152,382)	[1]	(553,376)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		1,400,281		714,832
Change in unrealized investment gains (losses) relating to assets held at the end of year		97,626		(9,434)
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		223,178		508,546
Realized and unrealized investment gains (losses) included in net income		9,104		(14,219)
Purchases and issuances		1,360		191,048
Settlements and Sales		(84,098)	[1]	(462,197)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		149,544		223,178
Change in unrealized investment gains (losses) relating to assets held at the end of year		7,120		(18,868)
Sales				276,000
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		123,827		138,847
Realized and unrealized investment gains (losses) included in net income		5,804		(14,240)
Purchases and issuances		0		0
Settlements and Sales		(825)	[1]	(780)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		128,806		123,827
Change in unrealized investment gains (losses) relating to assets held at the end of year		5,804		(14,240)
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		99,351		369,699
Realized and unrealized investment gains (losses) included in net income		3,300		21
Purchases and issuances		1,360		191,048
Settlements and Sales		(83,273)	[1]	(461,417)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		20,738		99,351
Change in unrealized investment gains (losses) relating to assets held at the end of year		1,316		(4,628)
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		30,887		37,556
Realized and unrealized investment gains (losses) included in net income		54,079		4,548
Purchases and issuances		507,250		450
Settlements and Sales		(593)	[1]	(11,667)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		591,623		30,887
Change in unrealized investment gains (losses) relating to assets held at the end of year		54,089		4,423
Sales		1,000		12,000
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		20,934		22,760
Realized and unrealized investment gains (losses) included in net income		992		3,438
Purchases and issuances		0		0
Settlements and Sales		0	[1]	(5,264)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		21,926		20,934
Change in unrealized investment gains (losses) relating to assets held at the end of year		992		3,211
Equities | Technology
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		9,800		8,207
Realized and unrealized investment gains (losses) included in net income		1,611		1,143
Purchases and issuances		0		450
Settlements and Sales		(450)	[1]	0	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		10,961		9,800
Change in unrealized investment gains (losses) relating to assets held at the end of year		1,611		1,143
Equities | Communications
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		0		1,985
Realized and unrealized investment gains (losses) included in net income				209
Purchases and issuances				0
Settlements and Sales	[2]			(2,194)
Net transfers into/ (out of) Level 3				0
Balance, end of year				0
Change in unrealized investment gains (losses) relating to assets held at the end of year				55
Equities | Mutual funds and exchange traded funds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		153		4,604
Realized and unrealized investment gains (losses) included in net income		51,476		(242)
Purchases and issuances		507,250		0
Settlements and Sales		(143)	[1]	(4,209)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		558,736		153
Change in unrealized investment gains (losses) relating to assets held at the end of year		51,486		14
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		456,227		211,007
Realized and unrealized investment gains (losses) included in net income		37,954		6,311
Purchases and issuances		228,105		310,106
Settlements and Sales		(65,239)	[1]	(71,197)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		657,047		456,227
Change in unrealized investment gains (losses) relating to assets held at the end of year		37,046		3,333
Sales				43,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		8,805		5,351
Realized and unrealized investment gains (losses) included in net income		5,977		(3,314)
Purchases and issuances		1,793		2,256	[3]
Settlements and Sales		(5,354)	[1]	4,512	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		11,221		8,805
Change in unrealized investment gains (losses) relating to assets held at the end of year		3,231		(1,772)
Issuances		2,000		0
Other invested assets | Corporate loans
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		0
Realized and unrealized investment gains (losses) included in net income		(709)
Purchases and issuances		206,700
Settlements and Sales	[1]	(660)
Net transfers into/ (out of) Level 3		0
Balance, end of year		205,331		0
Change in unrealized investment gains (losses) relating to assets held at the end of year		(695)
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		141,693		125,922
Realized and unrealized investment gains (losses) included in net income		2,744		2,599
Purchases and issuances		2,040		71,828
Settlements and Sales		(37,914)	[1]	(58,656)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		108,563		141,693
Change in unrealized investment gains (losses) relating to assets held at the end of year		6,977		2,278
Other invested assets | Annuities and residuals
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		0		8,436
Realized and unrealized investment gains (losses) included in net income				262
Purchases and issuances				0
Settlements and Sales	[2]			(8,698)
Net transfers into/ (out of) Level 3				0
Balance, end of year				0
Change in unrealized investment gains (losses) relating to assets held at the end of year				0
Other invested assets | Private equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		305,729		71,298
Realized and unrealized investment gains (losses) included in net income		29,942		6,764
Purchases and issuances		17,572		236,022
Settlements and Sales		(21,311)	[1]	(8,355)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		331,932		305,729
Change in unrealized investment gains (losses) relating to assets held at the end of year		27,533		2,827
Funds Held - Directly Managed
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		4,540		10,146
Realized and unrealized investment gains (losses) included in net income		(516)		1,698
Purchases and issuances		495		1,011
Settlements and Sales		(2,452)	[1]	(8,315)	[2]
Net transfers into/ (out of) Level 3		0		0
Balance, end of year		2,067		4,540
Change in unrealized investment gains (losses) relating to assets held at the end of year		$ (629)		1,678
Sales				$ 8,000

[1]	Settlements and sales of equities include sales of $1 million.
[2]	Settlements and sales of fixed maturities, equities, other invested assets and funds held–directly managed include sales of $276 million, $12 million, $43 million and $8 million, respectively.
[3]	1)There were no issuances included in the purchases and issuances amounts above.